14. Intangible assets (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfIntangibleAssetsLineItems [Line Items]
Current liabilities	R$ 110,291	R$ 137,827
Noncurrent liabilities	3,183,689	3,275,297
Liabilities	3,293,980	3,413,124
Alto Tietê
SummaryOfIntangibleAssetsLineItems [Line Items]
Current liabilities	44,003	39,283
Noncurrent liabilities	208,217	252,093
Liabilities	252,220	291,376
São Lourenço
SummaryOfIntangibleAssetsLineItems [Line Items]
Current liabilities	66,288	98,544
Noncurrent liabilities	2,975,472	3,023,204
Liabilities	R$ 3,041,760	R$ 3,121,748